Employee Benefits - Summary of Fair Value of Classes of Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Japanese plans [Member]
Disclosure of fair value of plan assets [line items]
Stocks	¥ 549,385	¥ 607,727
Commingled funds	489,471	500,243
Insurance contracts	220,027	216,423
Other	396,320	298,677
Total	1,844,819	1,806,265
Japanese plans [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	112,568	110,699
Japanese plans [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	77,048	72,496
Japanese plans [Member] | Quoted prices in active markets available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	549,385	607,727
Commingled funds	0
Insurance contracts	0
Other	225,980	145,801
Total	887,933	864,227
Japanese plans [Member] | Quoted prices in active markets available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	112,568	110,699
Japanese plans [Member] | Quoted prices in active markets available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0
Japanese plans [Member] | Quoted prices in active markets not available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	0
Commingled funds	489,471	500,243
Insurance contracts	220,027	216,423
Other	170,340	152,876
Total	956,886	942,038
Japanese plans [Member] | Quoted prices in active markets not available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0
Japanese plans [Member] | Quoted prices in active markets not available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	77,048	72,496
Foreign plans [Member]
Disclosure of fair value of plan assets [line items]
Stocks	195,067	194,927
Commingled funds	423,525	385,663
Insurance contracts	0
Other	255,459	181,837
Total	1,224,656	1,079,543
Foreign plans [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	132,172	113,476
Foreign plans [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	218,433	203,640
Foreign plans [Member] | Quoted prices in active markets available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	195,067	194,927
Commingled funds	0
Insurance contracts	0
Other	30,442	16,182
Total	357,681	324,584
Foreign plans [Member] | Quoted prices in active markets available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	132,172	113,476
Foreign plans [Member] | Quoted prices in active markets available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0
Foreign plans [Member] | Quoted prices in active markets not available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	0
Commingled funds	423,525	385,663
Insurance contracts	0
Other	225,016	165,655
Total	866,975	754,958
Foreign plans [Member] | Quoted prices in active markets not available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0
Foreign plans [Member] | Quoted prices in active markets not available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	¥ 218,433	¥ 203,640